Annual Total Returns (Vanguard Total Stock Market Index Fund - Institutional Shares Institutional) (Vanguard Total Stock Market Index Fund, Vanguard Total Stock Market Index Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Total Stock Market Index Fund | Vanguard Total Stock Market Index Fund - Institutional Shares
Annual Total Return
2012	16.42%
2011	1.09%
2010	17.23%
2009	28.83%
2008	(36.94%)
2007	5.56%
2006	15.69%
2005	6.12%
2004	12.60%
2003	31.55%